Leases - Schedule of Maturity analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	$ 2,728
Current	563	$ 0
Non-current	1,987	$ 0
Less than one year [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	563
One to five years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	$ 2,165